Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 264,538	$ 392,446
Prepaid expenses	0	377,780
Cash and marketable securities held in Trust Account	29,728,990	0
Total Current Assets	29,993,528	770,226
Cash and marketable securities held in Trust Account	7,372,451	309,790,455
TOTAL ASSETS	37,365,979	310,560,681
Current liabilities
Accrued expenses	469,268	1,243,172
Excise tax payable	3,062,004	0
Accrued offering costs	5,000	75,000
Income taxes payable	308,194	823,991
Common stock to be redeemed (2,768,301 shares of Series A common stock)	29,728,990	0
Total Current Liabilities	35,388,456	2,142,163
Deferred underwriting fee payable	10,500,000	10,500,000
Total Liabilities	45,888,457	12,642,163
Commitments (Note 6)
Series A common stock subject to possible redemption; 667,391 and 30,000,000 shares issued and outstanding at December 31, 2023 and 2022 at redemption value of $10.93 and $10.30 per share, respectively	7,292,641	309,097,930
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(15,815,868)	(11,180,162)
Total Stockholders' Deficit	(15,815,118)	(11,179,412)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	37,365,979	310,560,681
Related party [Member]
Current liabilities
Extension promissory note - related party	160,000	0
Advance from related parties	1,655,000	0
Series A common stock [Member]
Current liabilities
Common stock to be redeemed (2,768,301 shares of Series A common stock)	29,728,990
Stockholders' Deficit
Common Stock	749	0
Series B common stock [Member]
Stockholders' Deficit
Common Stock	$ 1	$ 750